Unaudited Consensed Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (9,610)	$ (5,645)	$ (12,199)	$ (10,065)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	674	484	1,047	1,005
Amortization of finance lease right-of-use assets	47	44	211	226
Stock-based compensation expense	1,099	1,239	1,941	383
Non-cash operating lease expense	3	86	189	164
Non-cash finance lease interest expense	30	51	114	149
Deferred tax asset	(163)
Change in fair value of convertible notes				1,492
Change in operating assets and liabilities:
Accounts receivable	(362)	636	764	(651)
Contract assets	(140)	(38)	(100)	65
Prepaid expenses and other current assets	(124)	(395)	72	(76)
Other assets	(27)	(120)	(120)	(8)
Accounts payable	667	56	542	181
Accrued expenses and other current liabilities	(262)	(16)	273	230
Deferred revenue	349	(59)		579
Operating lease liabilities	173	(128)	(18)	(164)
Contract liabilities			(576)	562
Deferred tax assets			(29)	17
Net cash used in operating activities	(7,646)	(3,805)	(7,889)	(6,490)
Cash flows from investing activities:
Purchases of property and equipment	(1,410)	(359)	(2,008)	(132)
Net cash flow used in investing activities	(1,410)	(359)	(2,008)	(132)
Cash flows from financing activities:
Proceeds from issuance of Series A-2 preferred stock		9,990	10,000	11,410
Proceeds from issuance of Series X preferred stock	257		18,988
Payment of deferred offering costs	(1,240)		(45)
Proceeds from the exercise of stock options	40	76	89	4
Principal payment on finance leases	(280)	(150)	(653)	(471)
Proceeds from issuance of convertible note				1,150
Payment of issuance costs related preferred stock			(127)	(485)
Net cash (used in) provided by financing activities	(1,223)	9,916	28,252	11,608
Effect of exchange rate changes on cash	427	104	28	44
Net (decrease) increase in cash	(9,851)	5,856	18,383	5,030
Cash at beginning of year	27,967	9,584	9,584	4,554
Cash at end of period	18,116	15,440	27,967	9,584
Cash, end of period	18,116		27,967	9,427
Restricted cash, included in other assets, end of period				157
Total cash and restricted cash, end of period	18,116	15,440	27,967	9,584
Supplemental disclosure of cash flow information:
Deferred offering costs in accrued expenses	1,410	10
Reclassification of finance right-of-use asset to property and equipment upon purchase	298
Property and equipment in accrued expenses	$ 6
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment in accounts payable			5	122
Deferred offering costs in accounts payable and accrued expenses			813
Operating lease right of use asset obtained in exchange for lease liabilities			1,472
Reclassification of finance right-of-use asset to property and equipment upon purchase of leased equipment			442
Conversion of convertible notes into Series A-2 and Series SA-2 preferred stock				$ 13,528